FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 1,569	$ 283	$ 958
Other current assets	31,534	32,600
Total current assets	36,648	58,635
TOTAL ASSETS	96,035	115,078
Current liabilities
Accrued expenses and other current liabilities	9,695	24,402
Total liabilities	104,969	116,436
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized; 151,573,363 and 179,986,169 shares issued as of December 31, 2020 and 2021, respectively; 149,541,085 and 178,993,449 shares outstanding as of December 31, 2020 and 2021, respectively)	181	152
Additional paid-in capital	298,685	288,879
Treasury stock (2,032,278 and 992,720 shares as of December 31, 2020 and 2021, respectively)	(1,148)	(2,351)
Accumulated deficits	(304,904)	(286,365)
Accumulated other comprehensive income	31,685	31,308
Total equity	(8,934)	(1,358)	(18,963)	$ 14,399
TOTAL LIABILITIES AND EQUITY	96,035	115,078
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets
Cash and cash equivalents	2	2
Amount due from subsidiaries	27,298	34,031
Other current assets	108	108
Total current assets	27,408	34,141
TOTAL ASSETS	27,408	34,141
Current liabilities
Accrued expenses and other current liabilities	2,909	2,518
Total liabilities	2,909	2,518
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized; 151,573,363 and 179,986,169 shares issued as of December 31, 2020 and 2021, respectively; 149,541,085 and 178,993,449 shares outstanding as of December 31, 2020 and 2021, respectively)	181	152
Additional paid-in capital	298,685	288,879
Treasury stock (2,032,278 and 992,720 shares as of December 31, 2020 and 2021, respectively)	(1,148)	(2,351)
Accumulated deficits	(304,904)	(286,365)
Accumulated other comprehensive income	31,685	31,308
Total equity	24,499	31,623	$ 20,464	$ 51,399
TOTAL LIABILITIES AND EQUITY	$ 27,408	$ 34,141